Fair Value Measurements - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2021
Simple Agreements for Future Equity (SAFE) [Member]
Fair Value Measurements (Details) [Line Items]
Discount price			15.00%
Face value of the convertible notes			$ 3,836,000
Yorkville Convertible Note [Member]
Fair Value Measurements (Details) [Line Items]
Benefit (loss) of changes in the fair value of the Yorkville convertible note		$ (34,000)
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding	11,500,000	11,500,000
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities	$ (115,000)	$ 1,807,000